Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equipment, Net [Abstract]
EQUIPMENT, NET

NOTE 5 — EQUIPMENT, NET

Equipment, net consisted of the following as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Furniture and fixtures	$5,325	$5,325
Office equipment	2,238	2,238
Vehicles	88,028	88,028
Total	95,591	95,591
Less: accumulated depreciation	(29,459)	(24,820)
Equipment, net	$66,132	$70,771

For the three months ended March 31, 2025 and 2024, depreciation expense amounted to $4,639 and $4,651, respectively.

NOTE 5 — EQUIPMENT, NET

Equipment, net consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Furniture and fixtures	$5,325	$4,343
Office equipment	2,238	1,156
Vehicles	88,028	88,028
Total	95,591	93,527
Less: accumulated depreciation	(24,820)	(6,058)
Equipment, net	$70,771	$87,469

Depreciation expense for the years ended December 31, 2024 and 2023 was $18,762 and $6,042, respectively.